Acquisitions and Divestitures - Additional Information (Detail) shares in Millions, $ in Millions					12 Months Ended
	Oct. 31, 2023 CAD ($)	Oct. 27, 2022 CAD ($)	Oct. 26, 2022 CAD ($)	Feb. 28, 2022 CAD ($)	Oct. 31, 2023 CAD ($)	Oct. 31, 2022 CAD ($)	Feb. 27, 2022 CAD ($) shares
Disclosure of detailed information about business combination [line items]
Proportion of ownership interests in subsidiaries					100.00%
Gain (losses) on disposal of investments					$ 129	$ 74
Banco del Caribe ("BDC") [member]
Disclosure of detailed information about business combination [line items]
Ownership interest, potential divestiture			26.80%
Inversiones Americana del Caribe ("IAC") [member]
Disclosure of detailed information about business combination [line items]
Ownership interest, potential divestiture			23.40%
Banco del Caribe ("BDC") and Inversiones Americana del Caribe ("IAC") [member]
Disclosure of detailed information about business combination [line items]
Derecognized carrying amount			$ 73
Gain (loss) on sale of subsidiary as part of disposal group before tax			(227)
Reclassification adjustments on exchange differences on translation of foreign operations, net of tax			169
Thanachart Insurance Public Company Limited ("TNI") and Thanachart Securities Public Company Limited ("TNS") [member]
Disclosure of detailed information about business combination [line items]
Derecognized carrying amount		$ 134
Wind down of operations in India and Malaysia [member]
Disclosure of detailed information about business combination [line items]
Reclassification adjustments on hedges of net investments in foreign operations, net of tax			$ (102)
Canadian tires financial services business [member] | Canadian Tier Corporation [Member]
Disclosure of detailed information about business combination [line items]
Percentage increase in the tier one ratio	0.16%
Gain (losses) on disposal of investments after tax	$ 319
Gain (losses) on disposal of investments	367
Disposal of investment in associates	$ 543
Percentage of investment in associates disposed off	20.00%
Scotia Bank Chile [Member]
Disclosure of detailed information about business combination [line items]
Common shares transferred value	$ 569				$ 569
Purchase consideration transferred							$ 650
Number of common shares transferred | shares							7
Bank Of Nova Scotia Chile SA [Member]
Disclosure of detailed information about business combination [line items]
Percentage increase in ownership interest in subsidiaries					16.80%
Bank Of Nova Scotia Chile SA [Member] | Major business combination [member]
Disclosure of detailed information about business combination [line items]
Proportion of ownership interests in subsidiaries					99.80%
Percentage increase in ownership interest in subsidiaries					16.80%
Payment to acquire non controlling interests in subsidiaries				$ 1,200